Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Dec. 20, 2012 Person VotingRight	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Property Lessee Lease Customer	Dec. 31, 2017 USD ($) Property Lessee Lease Customer	Dec. 31, 2016 USD ($) Lessee Customer	Sep. 30, 2018 Person
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Increase in additional paid-in capital				$ 780,000
Noncontrolling interest				29,178,000	$ 57,740,000
Foreign currency exchange gains (losses)				(1,085,000)	(156,000)	$ 188,000
Decrease in depreciation expense				132,000
Decrease in depreciation expense					7,104,000
Container impairment				$ 26,775,000	8,072,000	94,623,000
Minimum likelihood of tax benefits being recognized				50.00%
Debt issuance cost				$ 10,285,000	27,702,000	5,969,000
Amortization of debt issuance costs				8,400,000	13,201,000	9,465,000
Write off of unamortized debt issuance cost					84,000	0
Direct container expenses paid in various foreign currencies				$ 11,141,000	$ 15,143,000	$ 22,642,000
Percentage of direct container expenses paid in various foreign currencies				19.00%	25.00%	36.00%
Share-based compensation expense				$ 7,355,000	$ 6,083,000	$ 6,573,000
Fair value of liability				3,639,000	81,000
Fair value of asset				5,555,000	7,787,000
Addition to net fair value				49,000
Reduction to net fair value					31,000
Unrealized (loss) gain on interest rate swaps, collars and caps, net				(5,790,000)	4,094,000	6,210,000
Containers held for sale				21,874,000	22,089,000
Fair value of net investment in direct financing and sales-type leases				167,758,000	183,305,000
Net investment in direct financing and sales-type leases				167,060,000	182,624,000
Fair value of long-term debt				3,149,755,000	2,995,190,000
Long-term debt				3,409,827,000	2,990,308,000
Stock Options And Restricted Stock Units | Stock Incentive Plan 2007
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense				7,355,000	6,083,000	6,573,000
General and Administrative Expenses
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense				$ 6,746,000	$ 5,499,000	$ 5,987,000
Lease Rental Income | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee				0	0	0
Accounts Receivable | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lease				0	0
Total Fleet Lease Rental Income
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customers having containers on-hire | Customer				250
Number of customer accounted for over 10% of lease rental income | Customer				0	0	0
Total Fleet Lease Rental Income | Non United States Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable				94.90%	94.40%
Percentage of company's finance lease receivable				98.40%	98.00%
Total Fleet Lease Rental Income | Customer Concentration Risk | Five Largest Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income				49.50%	49.50%	48.10%
Total Fleet Lease Rental Income | Customer Concentration Risk | Twenty Five Largest Container Lessees
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income				82.80%	80.00%	78.90%
TL Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Repayments of debt				$ 122,910,000
Write off of unamortized debt issuance cost				529,000
TMCL II Secured Debt Facility Amendment
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost					$ 238,000
TMCL II Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Repayments of debt				159,480,000
Write off of unamortized debt issuance cost					6,516,000
TL Term Loan
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost				352,000
Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment				0	0	$ 0
Containers Held for Sale
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment				$ 5,129,000	$ 4,362,000
Number of container held for sale | Property				8,409	7,325
Containers held for sale				$ 10,898,000	$ 8,984,000
TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.	50.10%						25.00%
Number of board of directors seats | Person	2						2
Common stock, voting rights | VotingRight	2
Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.	49.90%
Number of board of directors seats | Person	1
Common stock, voting rights | VotingRight	1
Addition to equity carrying value as percentage ownership interest to derive purchase price	6.00%
TW Container Leasing Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Capital restructuring effective date				Oct. 01, 2018
Reduction in noncontrolling interest				$ 30,438,000
Increase in additional paid-in capital				780,000
TW Container Leasing Limited | Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Repayments of debt		$ 65,269
TW Container Leasing Limited | TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of total common shares purchased			75.00%
Cash consideration			$ 29,658,000
WFC
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.							75.00%
Number of board of directors seats | Person							6
TW
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Noncontrolling interest				$ 0
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period				3 months
Intangible assets, contract terms				13 years
Estimated useful lives				7 years
Term of contract				12 months
Right-of-use lease assets				$ 15,000,000
Operating lease liabilities				$ 15,000,000
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, contract terms				11 years
Long term lease period				5 years
Estimated useful lives				3 years
Right-of-use lease assets				$ 12,000,000
Operating lease liabilities				$ 12,000,000
Minimum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term				5 years
Minimum | Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of owned voting interest in the entity				50.00%
Minimum | TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of required approvals from Company board of directors for any action by the board of directors | Person							1